COMMITMENTS AND CONTINGENCIES (Royalties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended													1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Tensor [Member]	Dec. 31, 2012 Tensor [Member]	Dec. 31, 2011 Tensor [Member]	Dec. 31, 2013 Dynamic Cooling Device [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member]	Dec. 31, 2011 Dynamic Cooling Device [Member]	Jan. 05, 2010 Dynamic Cooling Device [Member]	Dec. 31, 2013 Dynamic Cooling Device [Member] Other Receivables [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member] Other Receivables [Member]	Dec. 31, 2013 Dynamic Cooling Device [Member] Long-Term Assets [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member] Long-Term Assets [Member]	Dec. 31, 2011 Dynamic Cooling Device [Member] Minimum [Member]	Jan. 05, 2010 Dynamic Cooling Device [Member] Minimum [Member]	Jun. 30, 2011 Dynamic Cooling Device [Member] Level One Net Sales [Member]	Jun. 30, 2011 Dynamic Cooling Device [Member] Level Two Net Sales [Member]	Dec. 31, 2013 Palomar And Massachusetts General Hospital [Member]	Dec. 31, 2011 Palomar And Massachusetts General Hospital [Member]	Dec. 31, 2011 Palomar And Massachusetts General Hospital [Member] Level One Net Sales [Member]	Dec. 31, 2011 Palomar And Massachusetts General Hospital [Member] Level Two Net Sales [Member]
Royalty Agreement [Line Items]
Royalty rate			4.50%	4.50%	4.50%											3.00%	2.00%		5.00%	6.50%	7.50%
Royalty expense included in cost of revenues			$ 660	$ 1,163	$ 525	$ 2,473	$ 2,683	$ 2,529										$ 147
Annual license fee						300	300	300
Minimum annual royalty obligation														750	500
Lump sum payment									3,000
Amortization period						1 year 6 months
Intangible assets	21,439	30,433
Unamortized license fee										300	300	150	450
Amount paid related to arbitration	$ 387